CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

a)      The detail of the balances included under cash and cash equivalents is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Cash and deposits in banks
Cash	613,361	570,317
Deposits at the Central Bank of Chile	441,683	507,275
Deposits in local banks	393	1,440
Deposits in banks abroad	397,485	1,200,357
Subtotals – Cash and deposits in banks	1,452,922	2,279,389

Net cash items in process of collection	181,419	206,810

Cash and cash equivalents	1,634,341	2,486,199

Schedule of cash in process of collection and in process

These transactions were as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Assets
Documents held by other banks (documents to be cleared)	199,619	200,109
Funds receivable	468,526	295,174
Subtotal	668,145	495,283
Liabilities
Funds payable	486,726	288,473
Subtotal	486,726	288,473

Cash in process of collection, net	181,419	206,810